Accounts Payable	6 Months Ended
Jun. 30, 2022
Accounts Payable

8.  Accounts Payable

	June 30,	December 31,
	2022	2021

	(in US$’000)
Accounts payable—third parties	48,203	39,115
Accounts payable—non-controlling shareholders of subsidiaries (Note 17(iv))	2,802	2,062
	51,005	41,177

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2022	2021

	(in US$’000)
Not later than 3 months	38,404	35,615
Between 3 months to 6 months	10,380	3,705
Between 6 months to 1 year	834	588
Later than 1 year	1,387	1,269
	51,005	41,177